Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011
Guarantees of leased properties assigned to third parties	$ 5.4	$ 7.4
Fair value of potential payments discounted at pre-tax cost of capital related to guarantee obligations	4.1	5.4
Lease expiration date	fiscal 2013 through fiscal 2021
Workers Compensation And General Liabilities Accrued
Standby letters of credit	99.2	96.4
Operating Lease Obligation
Standby letters of credit	$ 20.3	$ 16.8